PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Unfunded Pension (Details) - The company - Unfunded Pension - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Employer's contribution	Rp 48	Rp 52
Pre retirement employees inactiveness period	6 months
Retirement age	56 years